LOANS (Details 2) (USD $)								3 Months Ended									12 Months Ended										12 Months Ended														12 Months Ended																												12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012 OCC Chapter 7 Bankruptcy Guidance	Dec. 31, 2012 Residential First Mortgage Loans Loan to Values (LTVs)	Dec. 31, 2011 Residential First Mortgage Loans Loan to Values (LTVs)	Dec. 31, 2012 Residential First Mortgage Loans Consumer Credit Scores (FICOs)	Dec. 31, 2011 Residential First Mortgage Loans Consumer Credit Scores (FICOs)	Mar. 31, 2012 Home equity loans OCC Chapter 7 Bankruptcy Guidance	Dec. 31, 2012 Home equity loans Loan to Values (LTVs)	Dec. 31, 2011 Home equity loans Loan to Values (LTVs)	Dec. 31, 2012 Home equity loans Consumer Credit Scores (FICOs)	Dec. 31, 2011 Home equity loans Consumer Credit Scores (FICOs)	Dec. 31, 2012 Credit cards Consumer Credit Scores (FICOs)	Dec. 31, 2011 Credit cards Consumer Credit Scores (FICOs)	Dec. 31, 2012 Installment and other Consumer Credit Scores (FICOs)	Dec. 31, 2011 Installment and other Consumer Credit Scores (FICOs)	Dec. 31, 2012 Consumer	Dec. 31, 2011 Consumer	Dec. 31, 2012 Consumer Minimum item	Dec. 31, 2011 Consumer Minimum item	Dec. 31, 2012 Consumer Maximum item	Dec. 31, 2011 Consumer Maximum item	Dec. 31, 2012 Consumer Loan to Values (LTVs)	Dec. 31, 2011 Consumer Loan to Values (LTVs)	Dec. 31, 2012 Consumer Consumer Credit Scores (FICOs)	Dec. 31, 2011 Consumer Consumer Credit Scores (FICOs)	Dec. 31, 2012 Consumer Residential First Mortgage Loans	Dec. 31, 2011 Consumer Residential First Mortgage Loans	Dec. 31, 2012 Consumer Home equity loans	Dec. 31, 2011 Consumer Home equity loans	Dec. 31, 2012 Consumer Credit cards	Dec. 31, 2011 Consumer Credit cards	Dec. 31, 2012 Consumer Installment and other	Dec. 31, 2011 Consumer Installment and other	Dec. 31, 2012 Consumer Commercial market loans	Dec. 31, 2011 Consumer Commercial market loans	Dec. 31, 2012 Consumer Special Asset Pool (SAP)	Dec. 31, 2011 Consumer Special Asset Pool (SAP)	Dec. 31, 2012 Consumer Total GCB and LCL	Dec. 31, 2011 Consumer Total GCB and LCL	Dec. 31, 2012 Consumer Unsecured Revolving Loans	Dec. 31, 2011 Consumer Unsecured Revolving Loans	Dec. 31, 2012 Consumer In North America Offices	Dec. 31, 2011 Consumer In North America Offices	Sep. 30, 2012 Consumer In North America Offices OCC Chapter 7 Bankruptcy Guidance	Dec. 31, 2012 Consumer In North America Offices Residential First Mortgage Loans	Dec. 31, 2011 Consumer In North America Offices Residential First Mortgage Loans	Dec. 31, 2012 Consumer In North America Offices Home equity loans	Mar. 31, 2012 Consumer In North America Offices Home equity loans	Dec. 31, 2011 Consumer In North America Offices Home equity loans	Dec. 31, 2012 Consumer In North America Offices Credit cards	Dec. 31, 2011 Consumer In North America Offices Credit cards	Dec. 31, 2012 Consumer In North America Offices Installment and other	Dec. 31, 2011 Consumer In North America Offices Installment and other	Dec. 31, 2012 Consumer In North America Offices Commercial market loans	Dec. 31, 2011 Consumer In North America Offices Commercial market loans	Dec. 31, 2012 Consumer In offices outside North America	Dec. 31, 2011 Consumer In offices outside North America	Dec. 31, 2012 Consumer In offices outside North America Residential First Mortgage Loans	Dec. 31, 2011 Consumer In offices outside North America Residential First Mortgage Loans	Dec. 31, 2012 Consumer In offices outside North America Home equity loans	Dec. 31, 2011 Consumer In offices outside North America Home equity loans	Dec. 31, 2012 Consumer In offices outside North America Credit cards	Dec. 31, 2011 Consumer In offices outside North America Credit cards	Dec. 31, 2012 Consumer In offices outside North America Installment and other	Dec. 31, 2011 Consumer In offices outside North America Installment and other	Dec. 31, 2012 Consumer In offices outside North America Commercial market loans	Dec. 31, 2011 Consumer In offices outside North America Commercial market loans	Dec. 31, 2012 Open-ended consumer loans item	Dec. 31, 2011 Open-ended consumer loans item
Loans receivable
Recorded investment in loans																	$ 387,194,000,000	$ 398,135,000,000																			$ 545,000,000	$ 1,193,000,000	$ 386,649,000,000	$ 396,942,000,000			$ 241,616,000,000	$ 258,546,000,000		$ 75,791,000,000	$ 81,081,000,000	$ 35,740,000,000		$ 41,585,000,000	$ 108,892,000,000	$ 114,022,000,000	$ 13,319,000,000	$ 15,215,000,000	$ 7,874,000,000	$ 6,643,000,000	$ 145,033,000,000	$ 138,396,000,000	$ 45,496,000,000	$ 43,310,000,000	$ 4,000,000	$ 6,000,000	$ 38,920,000,000	$ 38,289,000,000	$ 29,350,000,000	$ 26,300,000,000	$ 31,263,000,000	$ 30,491,000,000
Loans, 30-89 days past due																	7,755,000,000	9,249,000,000																			18,000,000	29,000,000	7,737,000,000	9,220,000,000			5,618,000,000	7,117,000,000		3,074,000,000	3,550,000,000	642,000,000		868,000,000	1,582,000,000	2,344,000,000	288,000,000	340,000,000	32,000,000	15,000,000	2,119,000,000	2,103,000,000	547,000,000	566,000,000			970,000,000	930,000,000	496,000,000	528,000,000	106,000,000	79,000,000
Loans, greater than or equal to 90 days past due																	7,722,000,000	9,270,000,000																			29,000,000	47,000,000	7,693,000,000	9,223,000,000			6,053,000,000	7,630,000,000		3,339,000,000	4,121,000,000	843,000,000		1,022,000,000	1,527,000,000	2,058,000,000	325,000,000	222,000,000	19,000,000	207,000,000	1,640,000,000	1,593,000,000	485,000,000	482,000,000	2,000,000	2,000,000	805,000,000	785,000,000	167,000,000	197,000,000	181,000,000	127,000,000
Loans, Past due Government guaranteed																	6,000,000,000	6,686,000,000																					6,000,000,000	6,686,000,000			6,000,000,000	6,686,000,000		6,000,000,000	6,686,000,000
Loans, net of unearned income	655,464,000,000	647,242,000,000															408,671,000,000	423,340,000,000																			592,000,000	1,269,000,000	408,079,000,000	422,071,000,000			259,287,000,000	279,979,000,000		88,204,000,000	95,438,000,000	37,225,000,000		43,475,000,000	112,001,000,000	118,424,000,000	13,932,000,000	15,777,000,000	7,925,000,000	6,865,000,000	148,792,000,000	142,092,000,000	46,528,000,000	44,358,000,000	6,000,000	8,000,000	40,695,000,000	40,004,000,000	30,013,000,000	27,025,000,000	31,550,000,000	30,697,000,000
Loans, total non-accrual																	9,196,000,000	7,832,000,000																			81,000,000	115,000,000	9,115,000,000	7,717,000,000			7,108,000,000	5,816,000,000		4,922,000,000	4,176,000,000	1,797,000,000		982,000,000			179,000,000	438,000,000	210,000,000	220,000,000	2,007,000,000	1,901,000,000	807,000,000	744,000,000	2,000,000	2,000,000	516,000,000	496,000,000	254,000,000	258,000,000	428,000,000	401,000,000
Loans, 90 days past due and accruing																	6,749,000,000	7,626,000,000																					6,749,000,000	7,626,000,000			6,241,000,000	7,136,000,000		4,695,000,000	5,054,000,000				1,527,000,000	2,058,000,000	8,000,000	10,000,000	11,000,000	14,000,000	508,000,000	490,000,000					508,000,000	490,000,000
Loans, 30-89 days past due, guaranteed by U.S. government-sponsored agencies																																														1,300,000,000	1,600,000,000
Loans, greater than or equal to 90 days past due, guaranteed by U.S. government-sponsored agencies																																														4,700,000,000	5,100,000,000
Total loans reclassified to non-accrual as result from new guidance issued by OCC			1,500,000,000																																								1,500,000,000		1,500,000,000
Loans current but reclassified to non-accrual as result from new guidance issued by OCC			1,300,000,000																																								800,000,000		1,300,000,000
Increase in non-accrual loans due to reclassification from accrual to non-accrual																																																	800,000,000
Loans less than this number of days past due are considered current																	30 days	30 days
Loans at fair value	5,287,000,000	5,265,000,000															1,231,000,000	1,326,000,000									1,200,000,000	1,300,000,000
Delinquency status
Number of days past due, non-accrual status								90 days																			90 days	90 days	90 days	90 days	180 days	180 days	90 days	90 days	90 days	90 days					180 days	180 days
Consumer Loans Credit Quality Indicators, FICO score
Loan, credit score less than 620						16,754,000,000	20,370,000,000				5,439,000,000	6,783,000,000	7,833,000,000	9,621,000,000	4,414,000,000	3,789,000,000									34,440,000,000	40,563,000,000
Loan, credit score equal to or greater than 660						50,833,000,000	52,839,000,000				26,820,000,000	30,884,000,000	90,248,000,000	93,234,000,000	5,365,000,000	6,704,000,000									173,266,000,000	183,661,000,000
Loan, credit score equal to or greater than 620 but less than 660						8,013,000,000	8,815,000,000				3,208,000,000	3,703,000,000	10,304,000,000	10,905,000,000	2,417,000,000	2,858,000,000									23,942,000,000	26,281,000,000
Residential Mortgage Loan to Values
Loan, credit indicator ratio less than or equal to 80%				41,555,000,000	36,422,000,000				12,611,000,000	12,724,000,000													54,166,000,000	49,146,000,000
Loan, credit indicator ratio greater than 80% but less than or equal to 100%				19,070,000,000	21,146,000,000				9,529,000,000	10,232,000,000													28,599,000,000	31,378,000,000
Loan, credit indicator ratio greater than 100%				$ 14,995,000,000	$ 24,425,000,000				$ 13,153,000,000	$ 18,226,000,000													$ 28,148,000,000	$ 42,651,000,000
Minimum number of payments made consecutively for the loans to be re-aged																			1	1	3	3																																															3	3